share-based compensation (Tables)	6 Months Ended
Jun. 30, 2020
share-based compensation
Details of share-based compensation expense

Periods ended June 30 (millions)		2020			2019
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$38	$—	$38	$17	$(1)	$16
Employee share purchase plan	(c)	5	(5)	—	9	(9)	—
Share option awards	(d)	3	—	3	4	—	4
		$46	$(5)	$41	$30	$(10)	$20

SIX-MONTH
Restricted share units	(b)	$60	$—	$60	$40	$(7)	$33
Employee share purchase plan	(c)	14	(14)	—	18	(18)	—
Share option awards	(d)	4	—	4	6	—	6
		$78	$(14)	$64	$64	$(25)	$39

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2020*	2019*
Restricted share units without market performance conditions
Restricted share units with only service conditions	8,930,974	6,186,854
Notional subset affected by total customer connections performance condition	449,850	282,100
	9,380,824	6,468,954
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,349,549	846,298
	10,730,373	7,315,252

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2020	Three months			Six months
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period *
Non-vested	9,060,044	—	$24.06	6,468,954	—	$23.37
Vested	—	12,342	$19.10	—	30,800	$22.02
Issued
Initial award	288,443	—	$22.63	2,910,882	—	$25.40
In lieu of dividends	121,198	308	$21.52	195,615	308	$22.92
Vested	(17,008)	17,008	$24.00	(28,311)	28,311	$23.84
Settled in cash	—	(17,149)	$24.01	—	(46,910)	$23.89
Forfeited and cancelled	(71,853)	—	$24.29	(166,316)	—	$23.80
Outstanding, end of period
Non-vested	9,380,824	—	$23.98	9,380,824	—	$23.98
Vested	—	12,509	$19.15	—	12,509	$19.15
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

*Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted share units

Periods ended June 30, 2020	Three months			Six months
	Number of	Weighted		Number of	Weighted
	non-vested	average		non-vested	average
	restricted	grant-date		restricted	grant-date
	share units	fair value		share units	fair value
Outstanding, beginning of period	463,978	US$	27.55	465,245	US$	27.49
Granted	59,929	US$	52.85	59,929	US$	52.85
Forfeited	(1,475)	US$	27.81	(2,742)	US$	27.93
Outstanding, end of period	522,432	US$	30.45	522,432	US$	30.45

TELUS Corporation share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2020	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price	options	option price [1]
Outstanding, beginning of period*	2,522,700	$21.19	—	$—
Granted	558,600	$22.88	3,081,300	$21.50
Forfeited	(6,300)	$21.19	(6,300)	$21.19
Outstanding, end of period	3,075,000	$21.50	3,075,000	$21.50
(1)	The weighted average remaining contractual life is 6.8 years. No options were exercisable as at the balance sheet date.

*Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

Schedule of weighted average fair value of share option award granted

Periods ended June 30, 2020	Three months	Six months
Share option award fair value (per share option)	$0.63	$0.65
Risk free interest rate	0.37%	0.97%
Expected lives(1) (years)	4.25	4.25
Expected volatility	12.1%	12.3%
Dividend yield	5.1%	5.4%
(1)	The maximum contractual term of the share option awards granted in 2020 was seven years.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2020	Three months and six months
	US$ denominated			Canadian $ denominated
Weighted
	Number	average		Number	Share
	of share	option share		of share	option
	options	price [1]		options	price [2]
Outstanding, beginning and end of period	996,620	US$	31.11	53,832	$21.36
(1)	The range of share option prices is US $21.90 – US $40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 7.0 years.

The weighted average remaining contractual life is 5.9 years.